Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Operating Leases [Abstract]
Schedule of The Components of Leases and Lease Costs	The components of leases and lease costs were as follows (in thousands):
	September 30, 2023	December 31, 2022
Operating lease right-of-use assets (related party)	$494	$577

Operating lease liability, current portion (related party)	$149	$125
Operating lease liabilities, net of current portion (related party)	440	565
	$589	$690
The components of leases and lease costs were as follows (in thousands):
December 31, 2022
Operating lease right-of-use assets (related party)	$577
Operating lease liability, current portion (related party)	$125
Operating lease liabilities, net of current portion (related party)	565
$690
December 31, 2022
Operating lease cost	$124
$124

Schedule of Other Supplemental Information of Lease Amounts Recognized	Other supplemental information of lease amounts recognized in the consolidated financial statements is summarized as follows:
December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities	$138
Right-of-use assets obtained in exchange for new operating lease obligations	$696
Weighted-average remaining lease term – in years	4.9
Weighted-average discount rate	5.0%

Schedule of Future Minimum Lease Payments	Future minimum lease payments associated with these leases were as follows on December 31, 2022 (in thousands):
Amount
2023	$140
2024	161
2025	153
2026	153
2027	97
704
Less: Imputed interest	(14)
$690
Future minimum lease payments associated with these leases were as follows on December 31, 2021 (in thousands):
Amount
2022	$141
2023	140
2024	161
2025	153
2026	153
2027	97
$845

Schedule of Operating Lease Cost
	Nine Months Ended September 30,
	2023	2022
Operating lease cost	$97	$97
	$97	$97

Schedule of Other Supplemental Information	Other supplemental information of lease amounts recognized in the unaudited condensed consolidated financial statements is summarized as follows:
	Nine Months Ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities	$113	$111

Schedule of Weighted Average
	September 30, 2023	December 31, 2022
Weighted-average remaining lease term – in years	4.2	4.9
Weighted-average discount rate	5.0%	5.0%

Schedule of Future Minimum Lease Payments	Future minimum lease payments associated with these leases were as follows on September 30, 2023 (in thousands):
Amount
2023 (remaining)	$28
2024	162
2025	154
2026	155
2027	99
598
Less: Imputed interest	(9)
$589